Hoya Capital Housing ETF
Schedule of Investments
May 31, 2025 (Unaudited)

COMMON STOCKS - 96.2%	Shares	Value
Home Building Products & Materials - 12.1%
Beazer Homes USA, Inc. (a)	8,604	$176,554
Builders FirstSource, Inc. (a)	1,645	177,134
Cavco Industries, Inc. (a)	573	248,450
Century Communities, Inc.	3,311	171,742
Champion Homes, Inc. (a)	2,877	188,156
Dream Finders Homes, Inc. - Class A (a)	9,278	193,539
Eagle Materials, Inc.	934	188,864
Green Brick Partners, Inc. (a)	4,155	242,860
Installed Building Products, Inc.	1,353	215,776
Leggett & Platt, Inc.	25,183	228,158
Lennox International, Inc.	447	252,309
LGI Homes, Inc. (a)	2,775	139,028
Louisiana-Pacific Corporation	2,534	228,237
PotlatchDeltic Corporation	6,815	268,102
Rayonier, Inc.	9,457	224,131
Simpson Manufacturing Company, Inc.	1,589	247,407
TopBuild Corporation (a)	787	222,634
Watsco, Inc.	529	234,649
Weyerhaeuser Company	9,399	243,528
		4,091,258

Home Furnishings & Home Goods - 12.9%
A.O. Smith Corporation	4,147	266,694
American Woodmark Corporation (a)	3,131	176,494
AZEK Company, Inc. (a)	5,974	295,773
Carrier Global Corporation	3,955	281,596
Floor & Decor Holdings, Inc. - Class A (a)	2,719	194,925
Fortune Brands Home & Security, Inc.	3,981	200,642
La-Z-Boy, Inc.	6,970	291,973
Masco Corporation	3,854	240,567
Masterbrand, Inc. (a)	17,714	180,683
Mohawk Industries, Inc. (a)	2,195	220,839
Owens Corning	1,502	201,193
RH (a)	828	149,959
Sherwin-Williams Company	784	281,307
Somnigroup International, Inc.	5,563	361,929
Trex Company, Inc. (a)	4,215	235,492
Wayfair, Inc. - Class A (a)	6,916	285,216
Whirlpool Corporation	2,706	211,311
Williams-Sonoma, Inc.	1,771	286,477
		4,363,070

Home Improvement Retailers - 6.0%
Home Depot, Inc.	2,797	1,030,107
Lowe's Companies, Inc.	4,438	1,001,790
		2,031,897

Homebuilders - 12.3%
DR Horton, Inc.	3,592	424,072
KB Home	7,397	381,537
Lennar Corporation - Class A	3,472	368,310
M/I Homes, Inc. (a)	3,658	389,979
Meritage Homes Corporation	6,368	405,069
Millrose Properties, Inc. (a)	1,736	48,382
NVR, Inc. (a)	65	462,535
PulteGroup, Inc.	4,526	443,684
Taylor Morrison Home Corporation (a)	8,262	464,985
Toll Brothers, Inc.	3,727	388,540
Tri Pointe Homes, Inc. (a)	13,779	406,205
		4,183,298

Mortgage Lenders & Servicers - 10.9%
AGNC Investment Corporation	26,797	239,565
Annaly Capital Management, Inc.	13,175	249,666
Arbor Realty Trust, Inc.	17,902	171,501
Chimera Investment Corporation	17,804	234,657
Citizens Financial Group, Inc.	5,478	221,037
Ellington Financial, Inc.	20,847	262,047
MFA Financial, Inc.	23,388	217,508
PennyMac Mortgage Investment Trust	19,435	238,662
PNC Financial Services Group, Inc.	1,243	216,046
Rithm Capital Corporation	23,771	265,047
Rocket Companies, Inc. - Class A	18,996	242,199
Starwood Property Trust, Inc.	13,103	258,784
Truist Financial Corporation	5,443	214,998
Two Harbors Investment Corporation	22,232	235,437
UWM Holdings Corporation	42,439	182,488
Wells Fargo & Company	3,437	257,019
		3,706,661

Property, Title & Mortgage Insurance - 6.0%
Allstate Corporation	1,281	268,843
Fidelity National Financial, Inc.	4,215	230,855
First American Financial Corporation	3,859	215,371
MGIC Investment Corporation	10,235	270,716
Old Republic International Corporation	6,762	255,604
Progressive Corporation	982	279,801
Radian Group, Inc.	7,467	254,998
Travelers Companies, Inc.	994	274,046
		2,050,234

Real Estate Technology, Brokerage & Services - 3.8%
Anywhere Real Estate, Inc. (a)	56,863	198,452
Compass, Inc. - Class A (a)	38,214	225,845
CoStar Group, Inc. (a)	3,271	240,615
RE/MAX Holdings, Inc. - Class A (a)	19,728	148,946
Redfin Corporation (a)	28,494	284,655
Zillow Group, Inc. - Class C (a)	3,116	209,115
		1,307,628

Residential REITs & Real Estate Operators - 32.2%(b)
American Homes 4 Rent - Class A	15,593	590,195
AvalonBay Communities, Inc.	2,533	523,748
Camden Property Trust	4,778	561,367
Centerspace	7,967	507,896
CubeSmart	12,007	513,419
Elme Communities	36,340	583,620
Equity LifeStyle Properties, Inc.	8,278	526,232
Equity Residential	7,749	543,515
Essex Property Trust, Inc.	1,922	545,656
Extra Space Storage, Inc.	3,493	527,967
Independence Realty Trust, Inc.	27,001	501,949
Invitation Homes, Inc.	17,333	584,122
Mid-America Apartment Communities, Inc.	3,650	571,773
NexPoint Residential Trust, Inc.	12,635	429,590
Public Storage	1,740	536,633
Sun Communities, Inc.	4,608	568,812
UDR, Inc.	13,024	539,584
UMH Properties, Inc.	30,523	512,481
Ventas, Inc.	9,241	594,012
Welltower, Inc.	4,259	657,079
		10,919,650
TOTAL COMMON STOCKS (Cost $32,091,476)		32,653,696

SHORT-TERM INVESTMENTS - 0.6%		Value
Money Market Funds - 0.6%	Shares
First American Government Obligations Fund - Class X, 4.23% (c)	191,964	191,964
TOTAL SHORT-TERM INVESTMENTS (Cost $191,964)		191,964

TOTAL INVESTMENTS - 96.8% (Cost $32,283,440)		32,845,660
Other Assets in Excess of Liabilities - 3.2%		1,081,402
TOTAL NET ASSETS - 100.0%		$33,927,062
two		–%
Percentages are stated as a percent of net assets. The Fund’s security classifications are defined by the Fund’s Adviser.		–%

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Hoya Capital Housing ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	32,653,696	–	–	32,653,696
Money Market Funds	191,964	–	–	191,964
Total Investments	32,845,660	–	–	32,845,660

Refer to the Schedule of Investments for further disaggregation of investment categories.